Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 54,243	$ 53,591
Accounts receivable	29	87
Due from related party (note 9)	906	2,124
Prepaid expenses	1,146	1,101
Other receivables	52	118
Inventory	553	610
Total current assets	56,929	57,631
Vessels in operation (note 4)	719,110	846,939
Other fixed assets	7	5
Intangible assets (note 5)	16	39
Other long term assets (note 7)	195	306
Total non-current assets	719,328	847,289
Total Assets	776,257	904,920
Liabilities
Current portion of long-term debt (note 7)	31,026	35,160
Intangible liability - charter agreements (note 6)	1,807	2,104
Deferred revenue	1,940	796
Accounts payable	963	622
Due to related party (note 9)	1,315	1,256
Accrued expenses	11,664	13,694
Total current liabilities	48,715	53,632
Long-term debt (note 7)	388,847	442,913
Intangible liability - charter agreements (note 6)	9,782	11,589
Deferred tax liability	20	20
Total long-term liabilities	398,649	454,522
Total Liabilities	447,364	508,154
Commitments and contingencies (note 10)
Stockholders' Equity
Additional paid in capital	386,708	386,425
(Accumulated deficit) Retained earnings	(58,365)	9,792
Total Stockholders' Equity	328,893	396,766
Total Liabilities and Stockholders' Equity	776,257	904,920
Class A Common Stock [Member]
Stockholders' Equity
Common stock	476	475
Class B Common Stock [Member]
Stockholders' Equity
Common stock	74	74
Series B Preferred Shares [Member]
Stockholders' Equity
Preferred stock	$ 0	$ 0